UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1:	Schedule of Investments

Vanguard International Value Fund
Schedul of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (94.7%)

Australia (1.0%)
Westpac Banking Corp., Ltd.	1,490,000	$22,282
Macquarie Airports	2,661,200	6,764
BlueScope Steel Ltd.	530,000	3,758

		32,804

Belgium (0.5%)
Delhaize Group	223,500	13,764
KBC Bankverzekeringsholding	52,000	4,147

		17,911

Brazil (3.6%)
Petrol Brasil ADR	780,000	41,005
Companhia Energetica de Minas Gerais ADR	650,000	21,099
Banco Bradesco SA ADR	528,000	18,385
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class A	491,000	8,748
Braskem SA	784,622	7,449
Petroleo Brasileiro SA Pfd.	139,000	6,337
Uniao de Bancos Brasileiros SA GDR	151,000	5,555
Gerdau SA ADR	514,200	5,343
Companhia de Saneamento Basico do Estado de Sao Paulo	41,100,000	2,484
Suzano Bahia Sul Papel e Celulose SA	445,001	1,822
Votorantim Celulose e Papel SA ADR	77,000	928

		119,155

Canada (4.5%)
Alcan Inc.	800,000	27,024
* Celestica, Inc.	1,760,000	20,504
* Canadian Natural Resources Ltd.	432,900	18,009
Manulife Financial Corp.	346,000	17,343
Bank of Nova Scotia Halifax	470,100	16,009
EnCana Corp.	288,500	11,877
* Nexen Inc.	316,400	11,712
Husky Energy Inc.	208,000	8,972
* Teck Cominco Ltd. Class B	198,600	7,585
Telus Corporation-Non Voting Shares	120,000	4,187
Nova Chemicals Corp.	88,600	3,103
* Celestica Inc.	150,000	1,742
Alcan Inc.	15,200	513

		148,580

China (1.5%)
Denway Motors Ltd.	59,500,000	23,240
Ping An Insurance (Group) Co. of China Ltd.	12,185,000	20,319
China Petroleum & Chemical Corp.	13,320,000	5,806

		49,365

Denmark (0.1%)
Danske Bank A/S	123,500	3,856

Finland (1.5%)
TietoEnator Oyj B Shares	825,000	26,896
Nokia Oyj	1,520,000	24,246

		51,142

France (10.0%)
Total SA	168,100	42,113
AXA	1,250,809	34,201
Carrefour SA	645,000	30,480
BNP Paribas SA	415,000	29,991
STMicroelectronics NV	1,414,000	24,386
Groupe Danone	236,500	23,346
Renault SA	250,300	22,951
Schneider Electric SA	260,000	20,429
Suez SA	687,000	18,894
Arcelor	838,800	18,020
Sanofi-Aventis	203,704	17,616
Societe Centrale des Assurances Generales de France	161,900	13,635
Societe Generale Class A	111,200	12,158
European Aeronautic Defence and Space Co.	351,080	11,782
Credit Agricole SA	388,000	10,630
Thomson SA	129,600	2,935

		333,567

Germany (7.3%)
Deutsche Bank AG	465,000	40,239
E.On AG	422,300	39,140
Schering AG	470,900	29,677
Fresenius Medical Care AG	325,000	28,351
Linde AG	310,000	21,816
Continental AG	258,800	20,072
Adidas-Salomon AG	105,000	19,023
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	127,600	14,857
Man AG	240,700	11,208
Depfa Bank PLC	605,500	9,758
HeidelbergerCement AG	74,046	5,346
Volkswagen AG	44,000	2,387
* EPCOS AG	100,000	1,471

		243,345

Greece (0.1%)
Folli-Follie SA	92,540	2,919

Hong Kong (2.0%)
Johnson Electric Holdings Ltd.	37,000,000	35,355
Hutchison Whampoa Ltd.	2,890,000	28,131
Wing Hang Bank Ltd.	408,000	2,905

		66,391

Hungary (0.4%)
MOL Magyar Olaj-es Gazipari Rt. GDR	122,000	12,322

India (0.1%)
Punjab National Bank Ltd.	296,000	2,886

Indonesia (1.0%)
PT Indonesian Satellite Corp Tbk	45,100,000	26,671
PT Astra International Tbk	4,162,000	5,591
* PT Toba Pulp Lestari Tbk	545,000	0

		32,262

Israel (0.3%)
Bank Hapoalim Ltd.	1,800,000	6,037
Bank Leumi Le-Israel	1,700,000	4,768

		10,805

Italy (2.4%)
ENI SpA	2,027,555	57,547
Saipem SpA	1,550,000	23,055

		80,602

Japan (16.0%)
Canon, Inc.	1,023,700	50,496
Nissan Motor Co., Ltd.	3,272,400	34,078
Sumitomo Trust & Banking Co., Ltd.	5,515,000	34,012
Kawasaki Heavy Industries Ltd.	15,500,000	30,865
Takeda Chemical Industries Ltd.	592,500	30,356
Marubeni Corp.	7,130,000	26,425
Asahi Glass Co., Ltd.	2,675,000	25,771
Sony Corp.	747,200	24,508
Shionogi & Co., Ltd.	1,720,000	21,282
Bank of Yokohama Ltd.	3,733,000	21,146
JS Group Corp.	1,291,000	21,034
Pioneer Corp.	1,420,000	20,977
World Co., Ltd.	500,500	20,890
Sumitomo Mitsui Financial Group, Inc.	3,020	19,916
NEC Corp.	3,810,000	19,506
Honda Motor Co., Ltd.	363,900	18,791
Orix Corp.	117,600	17,418
Japan Tobacco, Inc.	1,090	15,522
JFE Holdings, Inc.	590,900	15,263
Nippon Mining Holdings Inc.	1,276,500	7,558
Toyota Motor Corp.	195,700	7,419
Sega Sammy Holdings Inc.	95,000	5,880
Tokyo Electric Power Co.	235,000	5,639
Promise Co., Ltd.	83,150	5,061
Daito Trust Construction Co., Ltd.	133,400	4,929
Aiful Corp.	61,750	4,457
Nippon Meat Packers, Inc.	385,000	4,403
Circle K Sunkus Co., Ltd.	196,000	4,271
* UFJ Holdings Inc.	713	3,680
Itochu Corp.	685,000	3,558
Kobe Steel Ltd.	1,490,000	3,064
Sankyo Co., Ltd.	60,000	2,788

		530,963

Luxembourg (0.1%)
SES Global FDR	220,000	3,459

Netherlands (4.0%)
ING Groep NV	1,927,468	58,367
ABN-AMRO Holding NV	1,077,638	26,869
Koninklijke (Royal) Philips Electronics NV	989,000	26,865
Akzo Nobel NV	495,000	20,402

		132,503

Philippines (0.1%)
Philippine Long Distance Telephone Co.	165,700	4,793

Russia (0.8%)
* OAO Lukoil Holding Sponsored ADR	600,000	24,810

Singapore (2.2%)
DBS Group Holdings Ltd.	2,868,701	27,743
Singapore Airlines Ltd.	2,870,000	20,514
Singapore Telecommunications Ltd.	9,105,360	15,170
* Flextronics International Ltd.	597,900	8,096

		71,523

South Africa (0.5%)
ABSA Group Ltd.	472,987	6,587
Sanlam Ltd.	3,213,300	6,035
Telkom South Africa Ltd.	223,000	4,256

		16,878

South Korea (5.0%)
Samsung Electronics Co., Ltd.	71,500	39,184
Kookmin Bank	589,600	31,102
LG Chem Ltd.	655,000	24,192
Shinsegae Co., Ltd.	66,000	23,255
POSCO	60,900	12,113
Shinhan Financial Group Ltd.	397,000	11,974
Hyundai Motor Co. Ltd.	163,900	11,277
INI Steel Co.	221,440	3,744
Industrial Bank of Korea	310,000	3,396
Honam Petrochemical Corp.	68,500	3,019
Hanwha Chemical Corp.	223,000	2,680

		165,936

Spain (3.0%)
Telefonica Moviles SA	3,629,395	38,148
Banco Santander Central Hispano SA	2,646,000	32,740
Repsol-YPF SA	527,200	14,750
Endesa SA	613,400	13,744

		99,382

Sweden (0.2%)
Svenska Cellulosa AB B Shares	204,000	6,908

Switzerland (6.3%)
Credit Suisse Group (Registered)	1,099,299	46,070
Nestle SA (Registered)	125,000	34,403
Lonza AG (Registered)	580,000	32,088
* ABB Ltd.	4,210,000	28,647
Novartis AG (Registered)	444,680	21,685
Serono SA Class B	32,000	21,591
CIBA Specialty Chemicals AG (Registered)	335,900	20,129
* Micronas Semiconductor Holding AG	85,500	3,392

		208,005

Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,916,386	33,642
* Compal Electronics Inc. GDR	1,449,353	6,769
* Quanta Computer Inc.	2,100,000	3,857
China Steel Corp.	4,200,000	3,499
* China Steel Corp. GDR	179,313	3,030
* CMC Magnetics Corp.	7,000,000	2,928
Far EasTone Telecommunications Co., Ltd.	1,800,000	2,212

		55,937

Thailand (0.2%)
PTT Public Co., Ltd. (Foreign)	1,465,000	8,164

Turkey (0.2%)
Ford Otomotiv Sanayi A.S	584,400	4,280
Akbank T.A.S	552,000	3,011

		7,291

United Kingdom (18.1%)
* Royal Bank of Scotland Group PLC	1,515,649	45,102
HBOS PLC	2,912,762	44,268
GlaxoSmithKline PLC	1,865,503	43,943
Vodafone Group PLC	15,350,746	39,607
AstraZeneca Group PLC	795,000	35,988
HSBC Holdings PLC	1,934,000	31,360
Compass Group PLC	7,043,000	30,444
Old Mutual PLC	11,653,000	26,738
Lloyds TSB Group PLC	3,111,680	26,336
BP PLC	2,255,800	24,853
Man Group PLC	758,000	21,648
Unilever PLC	2,200,000	21,304
Signet Group PLC	10,172,341	20,952
Group 4 Securicor PLC	7,521,800	20,860
Standard Chartered PLC	1,059,933	20,681
Kingfisher PLC	3,635,653	16,451
Aviva PLC	1,163,492	13,370
ICAP PLC	2,322,726	12,499
Xstrata PLC	556,000	11,833
Barclays PLC	1,044,000	10,228
Tate & Lyle PLC	1,074,900	8,759
Friends Provident PLC	2,675,570	8,560
International Power PLC	2,277,625	8,492
Punch Taverns PLC	624,360	8,223
Mitchells & Butlers PLC	1,246,200	7,805
* Royal Dutch Shell PLC Class B	241,359	7,674
Taylor Woodrow PLC	1,167,400	6,963
* Corus Group PLC	5,800,000	4,801
Trinity Mirror PLC	420,000	4,520
SABMiller PLC	253,600	4,428
InterContinental Hotels Group PLC	340,475	4,337
British American Tobacco PLC	215,400	4,312
J. Sainsbury PLC	840,000	4,130

		601,469

TOTAL COMMON STOCKS
(Cost $2,585,112)		3,145,933

TEMPORARY CASH INVESTMENTS (12.4%)

Money Market Fund (12.3%)
Vanguard Market Liquidity Fund, 3.267%**	407,824,846	407,825
	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
Federal Home Loan Mortgage Corp.†
(1) 3.063%, 8/2/2005	$5,000	5,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $412,825)		412,825

TOTAL INVESTMENTS (107.1%)
Cost ($2,997,937)		3,558,758

OTHER ASSETS AND LIABILITIES--NET (-7.1%)		(235,905)

NET ASSETS (100%)		$3,322,853

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Securities with a value of $5,000,000 and cash of $2,018,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
FDR — Fiduciary Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $2,997,937,000. Net unrealized appreciation of investment securities for tax purposes was $560,821,000, consisting of unrealized gains of $611,577,000 on securities that had risen in value since their purchase and $50,756,000 in unrealized losses on securities that had fallen in value since their purchase.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation)

9/14/2005	JPY	2,284,092	USD	20,463	($1,137)
9/21/2005	GBP	15,875	USD	27,913	(957)
9/21/2005	AUD	10,834	USD	8,212	(124)
9/21/2005	EUR	28,260	USD	34,397	25

AUD-Australian dollar
EUR-Euro
GBP-British pound
JPY-Japanese yen
USD-U.S. dollar

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Diversified Equity Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

INVESTMENT COMPANIES (103.8%)

U.S. Stock Funds (99.7%)
Vanguard Growth & Income Fund Investor Shares	158,231	$4,967
Vanguard Windsor Fund Investor Shares	202,591	3,740
Vanguard Morgan Growth Fund Investor Shares	220,027	3,738
Vanguard Windsor II Fund Investor Shares	116,531	3,737
Vanguard U.S. Growth Fund Investor Shares	219,923	3,719
Vanguard Explorer Fund Investor Shares	31,363	2,498
Vanguard Capital Value Fund Investor Shares	104,129	1,247
Vanguard Mid-Cap Growth Fund Investor Shares	75,464	1,245

		24,891

Money Market Fund (4.1%)
Vanguard Market Liquidity Fund, 3.267%*	1,011,927	1,012

TOTAL INVESTMENT COMPANIES
(Cost $25,428)		25,903

OTHER ASSETS AND LIABILITIES - NET (-3.8%)		(944)

NET ASSETS (100%)		$24,959

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $25,428,000. Net unrealized appreciation of investment securities for tax purposes was $475,000, consisting of unrealized gains of $475,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES EQUITY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES EQUITY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

VANGUARD TRUSTEES EQUITY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 21, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.